23. Share-based payments (Details)	12 Months Ended
	Dec. 31, 2018 Share Year R$ / shares	Dec. 31, 2017 Share Year R$ / shares	Dec. 31, 2016 Share Year R$ / shares	Dec. 31, 2015 Share Year R$ / shares	Dec. 31, 2014 Share Year R$ / shares	Dec. 31, 2013 Share Year R$ / shares	Dec. 31, 2012 Share Year R$ / shares	Dec. 31, 2011 Year R$ / shares	Dec. 31, 2010 Share Year R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted | Share	17,071,529
Number of options outstanding | Share	7,820,512
Exercise price of the option (In Reais)	R$ 9.19
Average remaining maturity | Year	6.38
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Board meeting	May 24, 2018	Aug. 08, 2017	Jun. 30, 2016	Aug. 11, 2015	Aug. 12, 2014	May 13, 2013	Oct. 19, 2012	Dec. 20, 2010	Feb. 02, 2010
Total options granted	718,764	947,767	5,742,732	1,930,844	653,130	802,296	778,912	2,722,444	2,774,640
Number of options outstanding	578,929	690,960	4,012,625	623,043	197,661	220,414	214,342	523,446	759,092
Exercise price of the option (In Reais)	R$ 20.18	R$ 8.44	R$ 2.62	R$ 9.35	R$ 11.31	R$ 12.76	R$ 12.81	R$ 27.83	R$ 20.65
The fair value of the option at grant date (In Reais)	R$ 12.68	R$ 7.91	R$ 1.24	R$ 3.37	R$ 7.98	R$ 6.54	R$ 5.32	R$ 16.07	R$ 16.81
Estimate volatility of share price	55.58%	80.62%	98.20%	55.57%	52.66%	46.91%	52.25%	44.55%	77.95%
Expected dividend yield	0.60%	1.17%	6.59%	5.06%	3.27%	2.00%	2.26%	0.47%	2.73%
Risk-free return rate	6.50%	11.25%	14.25%	13.25%	11.00%	7.50%	9.00%	10.25%	8.65%
Average remaining maturity | Year	9.4	8.6	7.5	6.6	5.6	4.3	3.7	1.9	1.0